Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	$ (321)	$ (302)	$ (315)
Pensions [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	143	170	130
Interest cost	596	568	540
Settlement loss	5	3	0
Expected return on plan assets	(1,085)	(1,083)	(1,047)
Amortization of prior service cost	3	3	5
Amortization of net actuarial loss (gain)	155	200	182
Total Other components of net periodic benefit cost (income)	(326)	(309)	(320)
Net periodic benefit cost (income)	(183)	(139)	(190)
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	2	2	2
Interest cost	8	9	8
Settlement loss	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss (gain)	(3)	(2)	(3)
Total Other components of net periodic benefit cost (income)	5	7	5
Net periodic benefit cost (income)	$ 7	$ 9	$ 7